Subsequent Events (Details)			1 Months Ended		2 Months Ended	6 Months Ended		12 Months Ended
	Mar. 26, 2020 USD ($)	Dec. 22, 2019 EUR (€)	Mar. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Additional Convertible Notes issued						$ 41,077,000	$ 0	$ 68,087,000
Repayment of term note									$ 1,250,000
Funds withdrawn						$ 0		$ 6,750,000
Subsequent Event
Subsequent Event [Line Items]
Additional Convertible Notes issued				$ 6,750,000
Repayment of term note			$ 44,500,000
Funds from Credit Agreement	$ 1,019,000				$ 40,042,000
Net facility available	50,000
Credit facility	44,500
Funds withdrawn	4,481,000
Letters of credit amount	$ 44,500,000
Diamond Eagle | SB Tech Acquisition
Subsequent Event [Line Items]
Total consideration | €		€ 590,000
Cash consideration | €		€ 180,000
Percentage of the in-the-money vested options of acquiree under the business combination consideration adjustments		30.00%
Equity consideration | €		€ 410,000